P.O. Box 46707 Cincinnati, Ohio 45246-0707 1 (800) 992-6757 www.theberwynfunds.com

May 4, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Berwyn Funds
File No. 033-14604

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities  Act of 1933, the  undersigned certifies   that  (i)  the  form  of  Prospectus  and  Statement  of  Additional Information that would have been filed under paragraph (c) of Rule 497 would not have  differed  from that  contained in the most recent  amendment to The Berwyn Funds' registration  statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary

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